Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2021
Redeemable Convertible Preferred Stock Details [Abstract]
Schedule of redeemable convertible preferred stock
	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	19,522,671	15,480,095	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	19,522,771	15,480,195	$41,165	$43,840